Segmentation of key figures	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Segmentation of key figures	Segmentation of key figures
The segment information disclosed in these Condensed Consolidated Interim Financial Statements reflects historical results consistent with the identifiable reportable segments of Alcon and financial information that the Chief Operating Decision Maker ("CODM") reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Executive Committee of Alcon.
The businesses of Alcon are divided operationally on a worldwide basis into two identified reportable segments, Surgical and Vision Care. Alcon's reportable segments are the same as its operating segments as Alcon does not aggregate any operating segments in arriving at its reportable segments. As indicated below, certain income and expenses are not allocated to segments.
Reportable segments are presented in a manner consistent with the internal reporting to the CODM. The reportable segments are managed separately due to their distinct needs and activities for research, development, manufacturing, distribution and commercial execution.
The Executive Committee of Alcon is responsible for allocating resources and assessing the performance of the reportable segments.
In Surgical, Alcon researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon.
In Vision Care, Alcon researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses and a comprehensive portfolio of ocular health products, including products for dry eye, glaucoma, contact lens care and ocular allergies, as well as ocular vitamins and redness relievers.
Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
The basis of preparation and the selected accounting policies mentioned in Note 1 of these Condensed Consolidated Interim Financial Statements are used in the reporting of segment results.
The Executive Committee of Alcon evaluates segmental performance and allocates resources among the segments primarily based on net sales and segment contribution.
Net identifiable assets are not assigned to the segments in the internal reporting to the CODM, and are not considered in evaluating the performance of the business segments by the Executive Committee of Alcon.
Segment contribution excludes amortization and impairment charges for acquired product rights or other intangibles, general and administrative expenses for corporate activities, separation costs, transformation costs, fair value adjustments to contingent consideration liabilities, past service costs primarily for post-employment benefit plan amendments, and certain other income and expense items.
General & administration (corporate) includes the costs of the Alcon corporate headquarters, including all related corporate function costs.
Other income and expense items excluded from segment contribution include fair value adjustments of financial assets in the form of options to acquire a company carried at fair value through profit and loss ("FVPL"), net gains and losses on fund investments and equity securities valued at FVPL, restructuring costs, legal provisions and settlements, integration related expenses and other income and expense items not attributed to a specific segment.
Net sales and other revenues by segment

	Three months ended June 30		Six months ended June 30
($ millions)	2022	2021	2022	2021
Surgical
Implantables	444	387	899	731
Consumables	644	620	1,245	1,155
Equipment/other	208	199	411	397
Total Surgical net sales to third parties	1,296	1,206	2,555	2,283
Vision Care
Contact lenses	547	535	1,104	1,044
Ocular health	357	353	716	677
Total Vision Care net sales to third parties	904	888	1,820	1,721
Total net sales to third parties	2,200	2,094	4,375	4,004
Vision Care other revenues	17	16	31	36
Total net sales and other revenues	2,217	2,110	4,406	4,040
Segment contribution and reconciliation to income before taxes

	Three months ended June 30		Six months ended June 30
($ millions)	2022	2021	2022	2021
Segment contribution
Surgical	348	327	720	602
Vision Care	147	146	317	292
Total segment contribution	495	473	1,037	894
Not allocated to segments:
Amortization of intangible assets	(162)	(143)	(324)	(283)
Impairment charges on intangible assets	(61)	—	(61)	(45)
General & administration (corporate)	(70)	(69)	(132)	(126)
Separation costs	—	(6)	—	(16)
Transformation costs	(9)	(15)	(24)	(26)
Fair value adjustments to contingent consideration liabilities	7	—	7	—
Past service costs for post-employment benefit plan amendments	—	—	—	2
Other	—	(11)	(57)	(22)
Operating income	200	229	446	378
Interest expense	(31)	(30)	(60)	(61)
Other financial income & expense	(22)	(8)	(39)	(17)
Income before taxes	147	191	347	300
Net sales by region(1)

	Three months ended June 30				Six months ended June 30
($ millions unless indicated otherwise)	2022		2021		2022		2021
United States	990	45%	958	46%	1,929	44%	1,793	45%
International	1,210	55%	1,136	54%	2,446	56%	2,211	55%
Net sales to third parties	2,200	100%	2,094	100%	4,375	100%	4,004	100%
(1) Net sales to third parties by location of third-party customer.